UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

Item 1.  Reports to Stockholders.

7Twelve Balanced Portfolio

Semi-Annual Report

June 30, 2014

1-877-525-0712

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of 7Twelve Balanced Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

7Twelve Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Portfolio's performance figures* for the six months ended June 30, 2014, as compared to its benchmark:

	Six Months	One Year	Inception** - June 30, 2014
7Twelve Balanced Portfolio	6.16%	13.57%	9.14%
Dow Jones U.S. Moderate Portfolio Index	5.76%	16.19%	11.76%
7Twelve Blend	7.29%	14.66%	9.29%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. Per the Portfolio's May 1, 2014 prospectus, the Portfolio's annual operating expense ratio is 1.46%.  For performance information current to the most recent month-end, please call toll-free 1-877-525-0712.

** Inception date is April 23, 2012.

The Dow Jones U.S. Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, the Dow Jones Moderate Portfolio Index does not reflect any fees or expenses. An investor cannot invest directly in an index.

“7Twelve Blend” is a composite of the underlying indexes that make up the 7Twelve strategy and is provided for comparison sake only. (It is not the 7Twelve Balanced Portfolio.) It consists of the following indexes roughly equally-weighted: Barclays Capital 1-3 Month U.S. Tsy Bill, Barclays Capital U.S. Aggregate Bond Index, Barclays Capital Global Treasury Ex-US Capped Index, Bloomberg Commodity Index TR , MSCI EAFE, MSCI Emerging Markets Price, S&P NA Nat Res Sector TR, Russell MidCap Value, Barclays Capital U.S. TIP Sec (Series-L), Russell 2500 TR, MSCI US REIT, S&P 500.

Portfolio Composition as of June 30, 2014

	Portfolio Holdings by Asset Class		% of Net Assets
	Equity Funds		66.3%
	Bond Funds		24.9%
	U.S. Government Obligations		4.8%
	Other, Cash and Cash Equivalents		4.0%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	BOND FUNDS - 24.9%
63,378	iShares Core U.S. Aggregate Bond ETF	$ 6,933,553
30,062	iShares TIPS Bond ETF	3,467,952
57,134	SPDR Barclays International Treasury Bond ETF	3,473,176
95,337	SPDR Barclays Short Term International Treasury Bond ETF	3,478,847
69,088	Vanguard Short-Term Inflation-Protected Securities ETF	3,462,691
	TOTAL BOND FUNDS (Cost - $20,571,396)	20,816,219

	EQUITY FUNDS - 66.3%
	COMMODITY FUND - 8.2%
259,421	PowerShares DB Commodity Index Tracking Fund *	6,895,410

	EMERGING MARKETS - 8.3%
133,836	iShares Core MSCI Emerging Markets ETF	6,919,321

	INTERNATIONAL EQUITY - 8.3%
163,241	Fidelity Spartan International Index Fund	6,918,133

	LARGE CAP GROWTH - 8.3%
38,614	Vanguard S&P 500 ETF	6,928,510

	MID CAP GROWTH - 8.3%
48,514	iShares Core S&P Mid-Cap ETF	6,941,383

	SMALL CAP VALUE - 8.3%
65,791	Vanguard Small-Cap Value ETF	6,940,951

	SPECIALTY - 16.6%
139,167	iShares North American Natural Resources ETF	6,951,392
92,455	Vanguard REIT ETF	6,919,332
		13,870,724

	TOTAL EQUITY FUNDS (Cost - $48,339,135)	55,414,432

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014
Par Value		Value

	U.S. GOVERNMENT OBLIGATIONS - 4.8%
$ 2,000,000	United States Treasury Bill, 0.025% due 9/25/2014 **	$ 1,999,902
2,000,000	United States Treasury Bill, 0.070% due 12/18/2014 **	1,999,712
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,999,614)	3,999,614

Shares
	SHORT-TERM INVESTMENTS - 5.0%
	MONEY MARKET FUNDS - 5.0%
4,169,998	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,169,998)	4,169,998

	TOTAL INVESTMENTS - 101.0% (Cost - $77,080,143)(a)	$ 84,400,263
	OTHER ASSETS LESS LIABILITIES - NET - (1.0) %	(759,496)
	NET ASSETS - 100.0%	$ 83,640,767

* Non-income producing security.
** Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
*** Reflects yield at June 30, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $77,194,855 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 7,290,255
	Unrealized depreciation:	(84,847)
	Net unrealized appreciation:	$ 7,205,408

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$ 77,080,143
At value	84,400,263
Receivable for Portfolio shares sold	103,489
Interest and dividends receivable	58,715
TOTAL ASSETS	84,562,467

LIABILITIES
Payable for securities purchased	836,022
Payable for Portfolio shares repurchased	3,051
Investment advisory fees payable	10,328
Administrative services fees payable	30,985
Distribution (12b-1) fees payable	41,314
TOTAL LIABILITIES	921,700
NET ASSETS	$ 83,640,767

NET ASSETS
Paid in capital ($0 par value, unlimited shares authorized)	$ 76,028,748
Undistributed net investment income	237,482
Accumulated net realized gain from security transactions	54,417
Net unrealized appreciation of investments	7,320,120
NET ASSETS	$ 83,640,767

Net Asset Value Per Share:
Net Assets	$ 83,640,767
Total shares outstanding	6,931,920

Net asset value (Net Assets ÷ Shares Outstanding), offering price and
redemption price per share	$ 12.07

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Dividends	$ 384,548
Interest	1,417
TOTAL INVESTMENT INCOME	385,965

EXPENSES
Investment advisory fees	51,934
Administrative services fees	155,801
Distribution (12b-1) fees	207,734
TOTAL EXPENSES	415,469

NET INVESTMENT LOSS	(29,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(4,273)
Net change in unrealized appreciation (depreciation) of investments	4,482,975

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,478,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,449,198

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$ (29,504)	$ 267,451
Net realized gain (loss) from security transactions	(4,273)	69,771
Distributions of realized gains by underlying investment companies	-	2,278
Net change in unrealized appreciation (depreciation) of investments	4,482,975	2,503,457
Net increase in net assets resulting from operations	4,449,198	2,842,957

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-	(135,846)
Net realized gains	-	(10,517)
Net decrease in net assets from distributions to shareholders	-	(146,363)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,515,305	39,659,412
Net asset value of shares issued in reinvestment of distributions:	-	146,363
Payments for shares redeemed	(1,671,012)	(3,192,248)
Net increase in net assets from shares of beneficial interest	21,844,294	36,613,527

INCREASE IN NET ASSETS	26,293,492	39,310,121

NET ASSETS
Beginning of Period	57,347,275	18,037,154
End of Period *	$ 83,640,767	$ 57,347,275
*Includes undistributed net investment income of:	$ 237,482	$ 266,986

SHARE ACTIVITY
Shares Sold	2,034,264	3,612,976
Shares Reinvested	-	13,198
Shares Redeemed	(145,068)	(289,264)
Net increase in shares of beneficial interest outstanding	1,889,196	3,336,910

See accompanying notes to financial statements.

7Twelve Balanced Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	June 30, 2014		December 31, 2013		December 31, 2012 (1)
	(Unaudited)
Net asset value, beginning of period	$ 11.37		$ 10.57		$ 10.00

Activity from investment operations:
Net investment income (loss) (2,3)	(0.00)	(4)	0.08		0.20
Net realized and unrealized
gain on investments	0.70		0.75		0.37
Total from investment operations	0.70		0.83		0.57

Less distributions from:
Net investment income	-		(0.03)		-
Net realized gains	-		0.00	(4)	-
Total distributions	-		(0.03)		-

Net asset value, end of period	$ 12.07		$ 11.37		$ 10.57

Total return (5)	6.16%		7.89%		5.70%

Net assets, at end of period (000s)	$ 83,641		$ 57,347		$ 18,037

Ratio of expenses to average
net assets (6)	1.20%	(7)	1.20%		1.20%	(7)
Ratio of net investment income (loss)
to average net assets (3,6)	(0.09)%	(7)	0.70%		2.95%	(7)

Portfolio Turnover Rate	1%	(8)	34%		7%	(8)

(1)	The 7Twelve Balanced Portfolio commenced operations on April 23, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(4) Less than $0.005 per share.
(5)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Total returns for periods less than one year are not annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(7) Annualized.
(8) Not annualized.

See accompanying notes to financial statements.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.

Organization

The 7Twelve Balanced Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio is an investment vehicle for variable annuity contracts and flexible premium life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “ Fair Value Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2014 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$ 20,816,219	$ -	$ -	$ 20,816,219
Equity Funds	55,414,432	-	-	55,414,432
U.S. Government Obligations	-	3,999,614	-	3,999,614
Short-Term Investments	4,169,998	-	-	4,169,998
Total	$ 80,400,649	$ 3,999,614	$ -	$ 84,400,263

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012, or expected to be taken in the Portfolio’s 2013 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments.  The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually.  The Portfolio will declare and pay net realized capital gains, if any, annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

Investment Advisory Agreement and Other Related Party Transactions

7Twelve Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Portfolio (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by other fund service providers.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.15% of the average daily net assets of the Portfolio.  For the six months ended June 30, 2014, the Adviser earned advisory fees of $51,934.

The Trust, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for shares of the Portfolio.  The Portfolio is authorized to pay AXA Equitable Life Insurance Company compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay a service fee at the annual rate of up to 0.60% of the average net assets of the Portfolio.

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The Distributor of the Portfolio is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.  For the six months ended June 30, 2014, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

Pursuant to the terms of an administrative servicing agreement with GFS, the Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense and Custody Fees.   For the six months ended June 30, 2014, the Independent Trustees received fees in the amount of $2,779, collectively, for their service to the Portfolio.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

Certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

4.

Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2014, amounted to $19,849,418 and $763,108, respectively.

5.

Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)9 of the 1940 Act.  As of June 30, 2014, AXA Equitable Life Insurance Company held 97.54% of the voting securities of the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by AXA Equitable Life Insurance Company are also owned beneficially.

6.

Tax Components of Capital

The tax character of Portfolio distributions paid for the year ended December 31, 2013 was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$ 144,172
Long-Term Capital Gain	2,191
$ 146,363

There were no distributions paid for period ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$ 440,388	$ 2,722,433	$ 3,162,821

7Twelve Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and the tax treatment of short term capital gains.

Permanent book and tax differences, primarily attributable to the reclass of distributions, and adjustments related to partnerships, resulted in reclassification for the year ended December 31, 2013 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$ (337)	$ 337

7.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

7Twelve Balanced Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the 7Twelve Balanced Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the 7Twelve Balanced Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the 7Twelve Balanced Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Actual	$ 1,000.00	$ 1,061.60	$ 6.13	1.20%

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%

* Expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds.

   Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

** Annualized.

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

7Twelve Balanced Portfolio – Adviser: 7Twelve Advisors, LLC*

In connection with the regular meeting held on February 25 and 26, 2014 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between 7Twelve Advisors, LLC (the “Advisor”) and the Trust, with respect to the 7Twelve Balanced Portfolio (the “Fund”). In considering the renewal of the Agreements, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted the Adviser was founded in 2008 specializing in the development and implementation of fully diversified investment strategies and products consisting of multi-asset, index based, equally weighted global models, and provided asset management to advisers through four major insurance company variable annuity platforms and currently has approximately $57 million in assets under management.  The Trustees reviewed the background information provided on the key investment personnel responsible for servicing the Fund and were satisfied with their knowledge and experience with portfolio management, compliance, finance, and in particular the research and portfolio design provided by an academic Ph.D. who has been published in well regarded financial publications as well as being a regular contributor and having his research cited in financial newspapers and magazines.  The Trustees considered the nature of the Adviser’s services to the Fund, which are based on its unique approach to research, portfolio management as to security selection, trading, asset class allocations, analysis of asset class performance and market history in addition to compliance services.  With the understanding that not all strategy risks can be eliminated, the Trustees recognize that the Fund utilizes a long only strategy and has exposure to downside market risk to which the Adviser believes that significant diversification into multiple asset classes and using equal weighting is an effective manner to mitigate this risk.  The Trustees considered the Adviser provides investment limitation monitoring and compliance to the Fund daily in real-time and pre-trade through their “Trade Station” software which systematically verifies the Fund is within proper ranges.  In reviewing the Adviser’s broker-dealer selection process, the Trustees noted the Adviser uses post trade checks and third party verifications to assure they are achieving best execution for the Fund along with added support services the broker-dealer provides that is deemed by the Adviser as “value added” and benefits the Fund.  A representative of the Adviser reported there were no material compliance or litigation issues since the last contract approval.  The Trustees acknowledged the additional resources required by the Adviser to manage its version of a balanced portfolio that is more diverse and complex than traditional balanced portfolios. The Trustees agreed they have been satisfied with the Adviser’s overall service thus far and concluded it will likely continue to provide high quality service to the Fund for the benefit of the shareholders.

Performance.  The Trustees discussed the Fund’s performance relative to its peer group and Morningstar category average.  They noted despite the Fund’s positive returns for all periods presented, it underperformed each of its benchmarks.  The Trustees considered the modern portfolio theory statistics provided by the Adviser and acknowledged these statistics are indicative of a straightforward, highly correlated fund.  They noted the Fund’s high upside capture ratio, relative to the downside, and acknowledged that this downside protection is an aim of the Fund’s strategy.  After further discussion, the Trustees concluded, based on the statistical information provided and other information, the Adviser is following the strategy disclosed in the prospectus and continues to add value for the shareholders.

Fees and Expenses.   The Trustees noted the low advisory fee of 0.15%, and acknowledged that the fee is three times lower than the Morningstar category average.  With respect to the expense ratio, however, the Trustees noted the Fund’s expense ratio is higher than any of the funds in its peer group and higher than the Morningstar Category average.  They considered, however, that 0.60% of the Fund’s total fee is paid to an insurance carrier for shareholder servicing and distribution.  Overall, the Trustees agreed that the Fund’s management fee and expense ratio are competitive relative to its peers.  After discussion, it was the consensus of the Trustees that the advisory fee structure is reasonable.

Economies of Scale.  The Trustees acknowledged that the Adviser has indicated that it will consider breakpoints as Fund assets grow, and agreed that they will continue to monitor the Fund’s asset level.  They noted the Adviser has worked aggressively to keep the Fund’s costs low by proactively seeking lower cost underlying funds.  After discussion, it was the consensus of the Trustees that based on the current size of the Fund, while economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

7Twelve Balanced Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

Profitability.  The Trustees considered the Adviser’s profitability in connection with its relationship with the Fund.  They noted that the Adviser reported a scant net profit from its service to the Fund.  They further noted the Adviser anticipates steadily increasing Fund assets over the next twelve months.  After discussion, the Trustees concluded that, based on the profitability analysis provided by the Adviser, it does not appear that the Adviser was excessively profitable from its relationship with the Fund.

Conclusion.  Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the 7Twelve Balanced Portfolio.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-525-0712 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-525-0712.

INVESTMENT ADVISER

7Twelve Advisors, LLC
1720 West End Avenue, Suite 540
Nashville, TN 37203 USA

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/23/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/23/14